Income/(loss) per Common Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Income/(loss) per Common Share

10.	Income/(loss) per Common Share:

	Six months ended June 30
	2024	2025

Net income/(loss) income attributable to Pyxis Tankers Inc.	$8,842	$(1,237)

Dividend Series A Convertible Preferred Stock	(383)	—
Net income/(loss) attributable to common shareholders, basic	$8,459	$(1,237)

Dividend Series A Convertible Preferred Stock	383	—
Net income/(loss) attributable to common shareholders, diluted	$8,842	$(1,237)

Effect of dilutive securities:
Preferred shares	1,644,246	—

Weighted average number of common shares, basic	10,479,962	10,417,915
Weighted average number of common shares, diluted	12,124,208	10,417,915

Income/(loss) per common share, basic	$0.81	$(0.12)
Income/(loss) per common share, diluted	$0.73	$(0.12)

As of June 30, 2024, securities that could potentially dilute basic income per share in the future that were not included in the computation of diluted income per share, because to do so would have anti-dilutive effect, were 1,591,062 warrants, which have an exercise price of $5.60, (exclusive of 4,683 underwriter’s warrants to purchase 4,683 Series A Convertible Preferred Shares at an average exercise price of $24.97 and 3,460 underwriter’s warrant to purchase 3,460 common shares with exercise price $5.60), calculated with the treasury stock method. The diluted income per common share includes 20,000 unvested restricted stocks units, which had vesting period up to November 2024 and the 267,857 restricted common shares to be issued for the “Konkar Venture” acquisition as well as shares assumed to be converted with respect to the 303,631 Series A Preferred Shares, which have a conversion price of $5.60, calculated with the if-converted method.

As of June 30, 2025, securities that could potentially dilute basic income per share in the future that were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect, were 1,592,465 warrants, which have an exercise price of $5.60, calculated with the treasury stock method. The effect of 72,500 unvested restricted stocks units, which have vesting period up to November 2025 has been excluded from the calculation of diluted EPS in accordance with the two-class method.